Investments and Derivative Instruments (Derivative Balance Sheet Classification) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 110
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		4,500		5,100
Cash Flow Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		3,215		3,863
Net Derivatives, Fair Value		16		167
Asset Derivatives, Fair Value		49		167
Liability Derivatives, Fair Value		(33)		0
Cash flow hedges foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		143		163
Net Derivatives, Fair Value		(5)		(17)
Asset Derivatives, Fair Value		2		3
Liability Derivatives, Fair Value		(7)		(20)
Fair Value Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		1,261		753
Net Derivatives, Fair Value		(24)		(55)
Asset Derivatives, Fair Value		2		0
Liability Derivatives, Fair Value		(26)		(55)
Fair value hedges - Foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		0		40
Net Derivatives, Fair Value		0		16
Asset Derivatives, Fair Value		0		16
Liability Derivatives, Fair Value		0		0
Interest Rate Swaps Caps Floors and Futures [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		4,633		13,432
Net Derivatives, Fair Value		(368)		(363)
Asset Derivatives, Fair Value		123		436
Liability Derivatives, Fair Value		(491)		(799)
Foreign Currency Swaps and Forwards Non-qualifying as Hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		118		182
Net Derivatives, Fair Value		(4)		(9)
Asset Derivatives, Fair Value		6		5
Liability Derivatives, Fair Value		(10)		(14)
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		243		1,539
Net Derivatives, Fair Value		(4)		(5)
Asset Derivatives, Fair Value		0		3
Liability Derivatives, Fair Value		(4)		(8)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		1,507	[1]	1,981	[1]
Net Derivatives, Fair Value		27	[1]	(8)	[1]
Asset Derivatives, Fair Value		28	[1]	17	[1]
Liability Derivatives, Fair Value		(1)	[1]	(25)	[1]
Credit Derivatives in Offsetting Positions [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		3,501		5,341
Net Derivatives, Fair Value		(3)		(22)
Asset Derivatives, Fair Value		35		56
Liability Derivatives, Fair Value		(38)		(78)
Equity index swaps options [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		131		791
Net Derivatives, Fair Value		(2)		35
Asset Derivatives, Fair Value		18		45
Liability Derivatives, Fair Value		(20)		(10)
International program product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		0	[2]	1,876	[2]
Net Derivatives, Fair Value		0	[2]	(42)	[2]
Asset Derivatives, Fair Value		0	[2]	0	[2]
Liability Derivatives, Fair Value		0	[2]	(42)	[2]
International program hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		57,025		48,448
Net Derivatives, Fair Value		(27)		(105)
Asset Derivatives, Fair Value		649		657
Liability Derivatives, Fair Value		(676)		(762)
GMAB, GMWB, and GMIB Reinsurance Contracts [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		11,999		18,287
Net Derivatives, Fair Value		(540)		(1,827)
Asset Derivatives, Fair Value		0		0
Liability Derivatives, Fair Value		(540)		(1,827)
Fixed maturities, AFS [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		196		416
Net Derivatives, Fair Value		(1)		(20)
Asset Derivatives, Fair Value		0		0
Liability Derivatives, Fair Value		(1)		(20)
Other Investments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		40,564		37,809
Net Derivatives, Fair Value		272		581
Asset Derivatives, Fair Value		721		1,049
Liability Derivatives, Fair Value		(449)		(468)
Other liabilities [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		62,590		67,765
Net Derivatives, Fair Value		(825)		38
Asset Derivatives, Fair Value		789		1,683
Liability Derivatives, Fair Value		(1,614)		(1,645)
Consumer Notes [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		9		26
Net Derivatives, Fair Value		(2)		(2)
Asset Derivatives, Fair Value		0		0
Liability Derivatives, Fair Value		(2)		(2)
Reinsurance Recoverables [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		33,931		47,430
Net Derivatives, Fair Value		(398)		1,081
Asset Derivatives, Fair Value		413		1,757
Liability Derivatives, Fair Value		(811)		(676)
Other policyholder funds and benefits payable [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		33,561		52,408
Net Derivatives, Fair Value		(594)		(3,126)
Asset Derivatives, Fair Value		0		0
Liability Derivatives, Fair Value		(594)		(3,126)
JAPAN [Member] | 3 Win Related Foreign Currency Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		1,571		1,816
Net Derivatives, Fair Value		(354)		(127)
Asset Derivatives, Fair Value		0		0
Liability Derivatives, Fair Value		(354)		(127)
JAPAN [Member] | Fixed annuity hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		1,436		1,652
Net Derivatives, Fair Value		(6)		224
Asset Derivatives, Fair Value		88		228
Liability Derivatives, Fair Value		(94)		(4)
UNITED STATES | GMWB hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		18,691		18,622
Net Derivatives, Fair Value		41		572
Asset Derivatives, Fair Value		333		743
Liability Derivatives, Fair Value		(292)		(171)
UNITED STATES | Macro Hedge Program [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		9,934		7,442
Net Derivatives, Fair Value		139		286
Asset Derivatives, Fair Value		178		356
Liability Derivatives, Fair Value		(39)		(70)
UNITED STATES | GMWB product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		21,512	[2]	28,868	[2]
Net Derivatives, Fair Value		(36)	[2]	(1,249)	[2]
Asset Derivatives, Fair Value		0	[2]	0	[2]
Liability Derivatives, Fair Value		(36)	[2]	(1,249)	[2]
UNITED STATES | GMWB Reinsurance [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount		4,508		5,773
Net Derivatives, Fair Value		29		191
Asset Derivatives, Fair Value		29		191
Liability Derivatives, Fair Value		$ 0		$ 0

[1]	The derivative instruments related to this strategy are held for other investment purposes.
[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.